Segment Information (Results by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Segment Reporting [Line Items]
Gross premiums written	$ 7,285,320		$ 6,299,929	$ 5,587,894
Net premiums written	6,909,058		5,803,364	5,119,926
(Increase) decrease in unearned premiums	(383,840)		(289,554)	(94,945)
Net premiums earned	6,525,218		5,513,810	5,024,981
Losses and loss expenses	(4,923,000)		(4,194,000)	(3,841,000)
Acquisition costs	(1,455,462)		(1,237,464)	(1,119,773)
Technical result	147,000		83,000	64,000
Other income	15,321		50,127	15,242
Other expenses	(369,969)		(305,568)	(348,398)
Underwriting result	(208,000)		(173,000)	(269,000)
Net investment income	448,538		415,921	402,071
Net realized and unrealized investment gains (losses)	886,670		(389,632)	232,491
Interest expense	(40,150)		(43,152)	(42,500)
Loss on redemption of debt	(15,175)		0	(1,566)
Amortization of intangible assets	(11,434)		(35,473)	(24,646)
Net foreign exchange (gains) losses	(86,760)		119,151	(108,244)
Income tax expense (benefit)	(52,536)		8,934	(10,358)
Interest in earnings of equity method investments	15,643		10,607	85,703
Net income (loss)	936,748		(85,994)	264,021
Non Life
Segment Reporting [Line Items]
Gross premiums written	5,792,542		5,064,780	4,604,938
Net premiums written	5,438,807	[1]	4,592,282	4,154,809
(Increase) decrease in unearned premiums	(381,000)		(290,000)	(100,000)
Net premiums earned	5,058,056	[1]	4,301,862	4,055,191
Losses and loss expenses	(3,663,000)		(3,169,000)	(3,006,000)
Acquisition costs	(1,306,000)		(1,108,000)	(1,023,000)
Technical result	89,000		25,000	26,000
Other income	(1,000)		30,000	(1,000)
Other expenses	(108,000)		(102,000)	(121,000)
Underwriting result	$ (20,000)		$ (47,000)	$ (96,000)
Reinsurance Ratios [Abstract]
Loss ratio	72.40%	[2]	73.70%	74.10%
Acquisition ratio	25.80%	[3]	25.80%	25.20%
Technical ratio	98.20%	[4]	99.50%	99.30%
Other expense ratio	2.10%	[5]	2.40%	3.00%
Combined Ratio	100.30%	[6]	101.90%	102.30%
Non Life | P&C
Segment Reporting [Line Items]
Gross premiums written	$ 3,579,000		$ 3,015,000	$ 2,671,000
Net premiums written	3,302,000		2,722,000	2,375,000
(Increase) decrease in unearned premiums	(231,000)		(187,000)	(45,000)
Net premiums earned	3,071,000		2,535,000	2,330,000
Losses and loss expenses	(2,167,000)		(2,073,000)	(2,051,000)
Acquisition costs	(783,000)		(606,000)	(534,000)
Technical result	121,000		(144,000)	(255,000)
Other income	(1,000)		30,000	0
Other expenses	(80,000)		(75,000)	(88,000)
Underwriting result	$ 40,000		$ (189,000)	$ (343,000)
Reinsurance Ratios [Abstract]
Loss ratio	70.60%	[2]	81.80%	88.00%
Acquisition ratio	25.50%	[3]	23.90%	22.90%
Technical ratio	96.10%	[4]	105.70%	110.90%
Other expense ratio	2.60%	[5]	3.00%	3.80%
Combined Ratio	98.70%	[6]	108.70%	114.70%
Non Life | Specialty
Segment Reporting [Line Items]
Gross premiums written	$ 2,213,000		$ 2,050,000	$ 1,934,000
Net premiums written	2,137,000		1,870,000	1,780,000
(Increase) decrease in unearned premiums	(150,000)		(103,000)	(55,000)
Net premiums earned	1,987,000		1,767,000	1,725,000
Losses and loss expenses	(1,496,000)		(1,096,000)	(955,000)
Acquisition costs	(523,000)		(502,000)	(489,000)
Technical result	(32,000)		169,000	281,000
Other income	0		0	(1,000)
Other expenses	(28,000)		(27,000)	(33,000)
Underwriting result	$ (60,000)		$ 142,000	$ 247,000
Reinsurance Ratios [Abstract]
Loss ratio	75.30%	[2]	62.00%	55.40%
Acquisition ratio	26.30%	[3]	28.40%	28.40%
Technical ratio	101.60%	[4]	90.40%	83.80%
Other expense ratio	1.40%	[5]	1.50%	1.90%
Combined Ratio	103.00%	[6]	91.90%	85.70%
Life and Health
Segment Reporting [Line Items]
Gross premiums written	$ 1,492,778		$ 1,235,149	$ 982,956
Net premiums written	1,470,251		1,211,082	965,117
(Increase) decrease in unearned premiums	(3,000)		1,000	5,000
Net premiums earned	1,467,162		1,211,948	969,790
Losses and loss expenses	(1,263,000)		(1,025,000)	(835,000)
Acquisition costs	(149,000)		(129,000)	(97,000)
Technical result	55,000		58,000	38,000
Other income	15,000		13,000	14,000
Other expenses	(69,000)		(51,000)	(44,000)
Underwriting result	1,000		20,000	8,000
Net investment income	72,000		66,000	60,000
Allocated underwriting result	73,000		86,000	68,000
Corporate and Other
Segment Reporting [Line Items]
Gross premiums written	0		0	0
Net premiums written	0		0	0
(Increase) decrease in unearned premiums	0		0	0
Net premiums earned	0		0	0
Losses and loss expenses	3,000		0	0
Acquisition costs	0		0	0
Technical result	3,000		0	0
Other income	1,000		7,000	2,000
Other expenses	(193,000)		(153,000)	(183,000)
Net investment income	377,000		350,000	342,000
Net realized and unrealized investment gains (losses)	887,000		(390,000)	232,000
Interest expense	(40,000)		(43,000)	(42,000)
Loss on redemption of debt	(15,000)			(2,000)
Amortization of intangible assets	(12,000)		(35,000)	(25,000)
Net foreign exchange (gains) losses	(87,000)		119,000	(108,000)
Income tax expense (benefit)	(53,000)		9,000	(10,000)
Interest in earnings of equity method investments	$ 16,000		$ 11,000	$ 86,000

[1]	Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.
[2]	Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
[3]	Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
[4]	Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
[5]	Other expense ratio is obtained by dividing other expenses by net premiums earned.
[6]	Combined ratio is defined as the sum of the technical ratio and the other expense ratio.